Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Adjusted OIBDA to income from continuing operations before provision (benefit) for income taxes on a consolidated basis
Adjusted OIBDA									$ 895,881	$ 912,217	$ 950,439
Less: Depreciation and Amortization									322,037	316,344	319,499
Intangible Impairments											46,500
(Gain) Loss on disposal/write-down of property, plant and equipment, net									(1,417)	4,400	(2,286)
REIT Costs									82,867	34,446	15,527
Interest Expense, Net									254,174	242,599	205,256
Other Expense (Income), Net									75,202	16,062	13,043
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes									163,018	298,366	352,900
Operations in different geographical areas
Total Revenues	768,532	755,639	754,721	747,031	758,467	748,125	752,165	746,498	3,025,923	3,005,255	3,014,703
Total Long-Lived Assets	5,719,398				5,334,247				5,719,398	5,334,247	5,126,808
United States
Operations in different geographical areas
Total Revenues									1,939,607	1,949,979	1,984,805
Total Long-Lived Assets	3,645,211				3,359,560				3,645,211	3,359,560	3,306,574
United Kingdom
Operations in different geographical areas
Total Revenues									275,343	290,044	307,905
Total Long-Lived Assets	520,255				529,336				520,255	529,336	529,239
Canada
Operations in different geographical areas
Total Revenues									240,716	248,583	244,337
Total Long-Lived Assets	413,821				445,699				413,821	445,699	434,517
Other International
Operations in different geographical areas
Total Revenues									570,257	516,649	477,656
Total Long-Lived Assets	$ 1,140,111				$ 999,652				$ 1,140,111	$ 999,652	$ 856,478